Supplement to the
Fidelity® Strategic Advisers®
Mid Cap Value Portfolio and
Small Cap Portfolio
Initial Class
April 29, 2008
Prospectus

Effective June 30, 2008, the following information replaces the similar information for Small Cap Portfolio found in the "Fund Management" section on page 11.

Small Cap Portfolio is managed by Oppenheimer, a sub-adviser to the fund. Mark Zavanelli and Marc Reinganum are the portfolio managers for the fund. Mr. Zavanelli, CFA, has been a Vice President of Oppenheimer since November 2000. He is an officer of other portfolios in the OppenheimerFunds complex. Prior to joining Oppenheimer, Mr. Zavanelli was President of Waterside Capital Management, a registered investment adviser, from August 1995 through April 1998. Dr. Reinganum has been a Vice President of Oppenheimer since September 2002. He is an officer of other portfolios in the OppenheimerFunds complex. Prior to joining Oppenheimer, Dr. Reinganum held several positions at Southern Methodist University from 1995 through 2002, including the Mary Jo Vaughn Rauscher Chair in Financial Investments, Faculty President at the Cox School of Business, and member of the Board of Trustees Investment Committee.

F-MCV-SCV-INI-08-01 June 20, 2008
1.871260.100

Supplement to the
Fidelity® Strategic Advisers®
Mid Cap Value Portfolio and
Small Cap Portfolio
Investor Class
April 29, 2008
Prospectus

Effective June 30, 2008, the following information replaces the similar information for Small Cap Portfolio found in the "Fund Management" section on page 11.

Small Cap Portfolio is managed by Oppenheimer, a sub-adviser to the fund. Mark Zavanelli and Marc Reinganum are the portfolio managers for the fund. Mr. Zavanelli, CFA, has been a Vice President of Oppenheimer since November 2000. He is an officer of other portfolios in the OppenheimerFunds complex. Prior to joining Oppenheimer, Mr. Zavanelli was President of Waterside Capital Management, a registered investment adviser, from August 1995 through April 1998. Dr. Reinganum has been a Vice President of Oppenheimer since September 2002. He is an officer of other portfolios in the OppenheimerFunds complex. Prior to joining Oppenheimer, Dr. Reinganum held several positions at Southern Methodist University from 1995 through 2002, including the Mary Jo Vaughn Rauscher Chair in Financial Investments, Faculty President at the Cox School of Business, and member of the Board of Trustees Investment Committee.

F-MCV-SCV-INV-0801 June 20, 2008
1.871259.100